QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 06/30/2015

ITEM 1. SCHEDULE OF INVESTMENTS

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	CORPORATE BONDS	40.95%

	BRAZIL	15.26%
600,000	Banco BTG Pactual S.A. 4.88%, 7/8/16		$611,250
200,000	BCO Nacional DES 3.375%, 9/26/16		202,000
300,000	BCO Nordeste DO BR 3.625%, 11/9/15		301,500
450,000	BCO Votorantim 5.25% , 2/11/16		458,438
176,000	BCO Votorantim 7.375% , 1/21/20		187,669
500,000	Petrobras International Finance 3.875%, 1/27/16		502,760
300,000	Petrobras International Finance 3.500%, 2/6/17		297,519
200,000	Caixa Economica Fed 2.375%, 11/6/17		193,000
200,000	Centrais Elet Bras 7.750%, 11/30/15		203,000
701,000	Tam Capital Inc., 7.375%, 4/25/17		729,629

			3,686,765

	CANADA	0.83%
200,000	Kinross Gold Corp. 3.625%, 9/1/16		200,595

	COLOMBIA	2.59%
100,000	Banco GNB Sudameri 3.875%, 5/2/18		99,750
154,000	Bancolombia 5.125%, 9/11/22		154,462
200,000	Grupo Aval Ltd. 5.250%, 2/1/17		207,920
200,000	Pacific Rubiales 5.375%, 1/26/19		163,740

			625,872

	COSTA RICA	0.84%
200,000	Banco Nal CR 4.875%, 11/1/18		202,000

	GERMANY	0.42%
100,000	Dresdner Bank AG 7.25%, 9/15/2015		101,049

	GUATEMALA	0.86%
200,000	Agromercantil SNR 6.25%, 4/10/19		207,000

	LUXEMBOURG	0.86%
200,000	Arcelormittal SA LUX 4.500%, 2/25/17		208,250

	MEXICO	13.72%
700,000	Controladora Mabe SA de CV 6.50%, 12/15/2015		711,200
200,000	Financiera Independ 7.500%, 6/3/19		204,800
8,490,000	Mexican Bonos 7.25%, 12/15/2016		567,121
21,645,400	Mexican Bonos 8.00%, 12/17/2015		1,407,425
5,966,600	Mexican Bonos 8.50%, 12/13/2018		423,640

			3,314,186

		0.52%
	PANAMA
120,000	AES Panama SA 6.35%, 12.21.16		125,100

	PERU	4.24%
750,000	Banco de Credito del Peru 4.75%, 3/16/2016		771,964
250,000	Camposol SA 9.875%, 2/2/17		253,100

			1,025,064

	SWITZERLAND	0.81%
200,000	Transocean Inc. 3.000%, 10/15/17		194,500

	TOTAL CORPORATE BONDS	40.95%	9,890,381

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	35.57%

	CHILE	3.69%
1,191,335	Banco de Chile		130,580
400,000	Colbun SA		113,848
110,000	EMP NAC Electricid		152,342
70,300	Latam Airlines Group SA ADR		494,912

			891,682

	COLOMBIA	2.70%
28,902	Avianca Holdings SA Spon ADR		295,956
50,000	Avianca Holdings SA		64,294
22,000	Cementos Argos SA		78,113
151,177	Conconcreto		66,733
130,576	Empresa de Energia de Bogota SA ESP		79,692
137,060	Grupo Aval Acciones y Valores		67,078

			651,866

	MEXICO	11.56%
154,397	Cemex SAB de CV ADR**		1,414,277
205,822	Consorcio ARA SAB		78,440
121,885	Empresas ICA SAB de CV ADR		390,890
42,600	Genetera SAB De CV		75,456
41,400	GPO Aero Cent Nort		203,793
49,500	GPO Mexico SA		149,216
39,500	Groupo Fiananciero Santander Mexico SAB de CV - Class B ADR		361,425
81,288	Hoteles City Express*		117,762

			2,791,259

	PANAMA	2.63%
7,700	Copa Holdings SA		635,943

	PERU	5.52%
133,369	BBVA Banco Continental SA		174,498
93,312	Cia de Minas Buenaventura SA ADR		968,579
152,006	Corp Aceros Arequipa SA		19,601
1,200	Credicorp Ltd.		166,704
96	Southern Copper corp.		2,823

			1,332,205

	SPAIN	7.19%
40,000	Banco Bilbao Vizcaya		394,800
191,373	Banco Santander SA ADR		1,341,525

			1,736,325

	UNITED STATES	2.29%
4,000	Burlington Stores		204,800
2,800	Darden Restaurants		199,024
2,000	Nordstrom Inc.		149,000

			552,824

	TOTAL COMMON STOCKS	35.57%	8,592,104

	EXCHANGE TRADED FUNDS	4.57%
29,000	Ipath S&P 500 VIX*		582,900
9,120	Ishares MSCi Mexico		520,843

			1,103,743

	TOTAL EXCHANGE TRADES FUNDS	4.57%	1,103,743

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	SHORT TERM INVESTMENTS	13.15%
3,174,888	UMB Money Market Fiduciary, 0.01%		3,174,888

	PUT OPTION	0.01%
200	Petroleo Brasileiro		1,800

	TOTAL INVESTMENTS	94.25%	22,762,916
	other assets, net of liabilities	5.75%	1,389,303

	NET ASSETS	100.00%	$24,152,219

	SECURITIES SOLD SHORT

	PUT OPTION	-0.24%
(200)	VXX 9/18/15 P17		(21,600)
(200)	VXX 12/18/15 P16		(31,400)
(55)	LEN 8/21/15 P48		(4,070)

			(57,070)

	COMMON STOCKS	-3.86%

	MEXICO
(1,997)	Empresas ICA S.A.B. de C.V.		(6,251)
(40,000)	Grupo Financiero San		(366,000)

			(372,251)

	SPAIN
(80,000)	Banco Santander		(560,800)

	TOTAL COMMON STOCKS SOLD SHORT	-3.86%	(933,051)

	TOTAL SECURITIES SOLD SHORT		$(990,121)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3

			Significant
			Unobservable
	Quoted Prices	Other Significant Observable Inputs	Inputs	Total

Corporate Bonds	9,890,381			9,890,381
Chile	891,682	-	-	891,682
Colombia	651,866	-	-	651,866
Mexico	2,791,259	-	-	2,791,259
Panama	635,943	-	-	635,943
Peru	1,332,205	-	-	1,332,205
Spain	1,736,325	-	-	1,736,325
United States	552,824			552,824
Put Options	1,800			1,800
Money Market	3,174,888			3,174,888
Exchange Traded Funds	1,103,743	-	-	1,103,743

Total Common Stocks	$22,762,916	$0	$0	22,762,916

Put Options Sold Short	(57,070)	-	-	(57,070)
Common Stocks Sold Short	(933,051)	-	-	(933,051)

	(990,121)	-	-	(990,121)

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At June 30, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $26,878,898 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$50,040
Gross unrealized depreciation	(5,156,143)

Net unrealized appreciation (depreciation)	($5,106,103)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 25, 2015

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 25, 2015